Convertible notes payable (Details Narrative)		12 Months Ended
	Oct. 11, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 20, 2025 CNY (¥)	May 16, 2025 CNY (¥)	May 06, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 07, 2024 shares	Aug. 01, 2024 shares	Jun. 05, 2024 shares	Feb. 27, 2024 shares
Convertible Notes Payable
Convertible notes payable				¥ (0)				¥ 149,090,866
Convertible payable issued		¥ 701,803,492
Converted to shares		552,712,626
Aggregate principal amount | shares									20,000,000	30,000,000	30,000,000	11,000,000
Convertible note purchase agreement	On October 11, 2024, the Company entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) with WiMi Hologram Cloud Inc., a Cayman Islands company (“WiMi”) in connection with the issuance and sale of unsecured convertible notes in the aggregate principal amount of up to $25,000,000 and at an aggregate purchase price of up to $23,000,000 in a transaction exempt from registration under the Securities Act of 1933, as amended. On October 14, 2024, the Company issued to WiMi a convertible note in the principal amount of USD 5,000,000 (the “Convertible Note”). In December, 2024, the Company issued to WiMi a convertible note in the principal amount of USD 10,000,000. In March 2025, the Company issued to WiMi a convertible note in the principal amount of USD 10,000,000.
Aggregate amount					¥ 35,000,000	¥ 80,000,000	¥ 36,000,000
Purchase price				¥ 41,400,000	¥ 32,200,000
Coupon rate			0.00%	0.00%
Interest rate			8.70%	8.70%
Convertible note payable amount		¥ 391,052